Debt, cash and cash equivalents and lease liabilities - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total debt	€ 18,702	€ 16,137	€ 16,531	€ 19,218
Market value
Disclosure of detailed information about borrowings [line items]
Total debt	10,424	8,165	7,086
Value on redemption
Disclosure of detailed information about borrowings [line items]
Total debt	18,716	16,171	16,573
Total debt at redemption	€ 11,022	€ 8,806	€ 7,835